Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Investment Companies (95.0%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (48.1%)
iShares Core S&P Mid-Cap ETF	3,725	706
iShares Russell Mid-Cap ETF	14,000	755
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	6,454,320	11,043
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	6,279,726	10,688
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,805,538	11,340
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	6,849,802	22,097
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	10,360,808	12,537
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	8,175,364	12,271
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	11,015,580	10,960
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,339,587	14,039
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,140,666	13,172
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	1,773,723	5,029
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	2,718,000	6,265

Total		130,902

Fixed Income (31.4%)
iShares Core U.S. Aggregate Bond ETF	18,000	1,963
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	30,871,906	22,815
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	48,069,760	60,712

Total		85,490

Foreign Equity (15.5%)
iShares MSCI EAFE ETF	24,397	1,582
iShares MSCI Emerging Markets ETF	78,900	3,386
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,042,621	2,132
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	4,614,171	7,803
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,405,823	8,525
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	19,020,863	18,793

Total		42,221

Total Investment Companies (Cost: $242,022)		258,613

Short-Term Investments (4.9%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (4.4%)
Apple, Inc.
0.000%, 6/27/19 144A	1,000,000	994
The Coca-Cola Co.
0.000%, 5/13/19 144A	500,000	498
0.000%, 6/24/19 144A	500,000	497
Exxon Mobil Corp.
0.000%, 4/5/19 144A	500,000	500
General Mills, Inc.
0.000%, 4/1/19 144A	1,000,000	1,000
The Home Depot, Inc.
0.000%, 4/15/19 144A	1,000,000	999
Mondelez International, Inc.
0.000%, 4/1/19 144A	2,600,000	2,599
0.000%, 4/18/19 144A	1,000,000	999
Pfizer, Inc.
0.000%, 4/4/19 144A	1,000,000	999
Societe Generale SA
0.000%, 4/2/19 144A	500,000	500
0.000%, 4/17/19 144A	500,000	499
TWDC Holdco 613 Corp.
0.000%, 4/26/19 144A	1,000,000	998
Walgreens Boots Alliance, Inc.
0.000%, 4/1/19 144A	1,000,000	1,000

Total		12,082

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class
2.390%#	336,554	337

Total		337

US Government & Agencies (0.4%)
Federal Home Loan Bank
0.000%, 4/15/19	1,000,000	999

Total		999

Total Short-Term Investments (Cost: $13,418)		13,418

Total Investments (99.9%) (Cost: $255,440)@		272,031

Other Assets, Less Liabilities (0.1%)		154

Net Assets (100.0%)		272,185

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $12,082 representing 4.4% of the net assets.

#	7-Day yield as of 3/31/2019.

Asset Allocation Portfolio

@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $255,440 and the net unrealized appreciation of investments based on that cost was $16,591 which is comprised of $17,707 aggregate gross unrealized appreciation and $1,116 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$258,613	$—	$—
Short-Term Investments
Money Market Funds	337	—	—
All Others	—	13,081	—

Total Assets:	$258,950	$13,081	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand